Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

	As of December 31, 2014 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$33,464	$(12,695)	$(8,917)	$11,852
Computer software	5,954	(4,235)	(259)	1,460
Developed technologies	46,587	(19,431)	(10,751)	16,405
Trademarks and domain names	23,689	(5,875)	(9,534)	8,280
Cinema advertising slot rights	53,239	(37,360)	—	15,879
Others	22,826	(4,764)	(3,662)	14,400

Total	$185,759	$(84,360)	$(33,123)	$68,276

	As of December 31, 2013 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$25,588	$(8,083)	$(7,244)	$10,261
Computer software	5,379	(2,672)	(260)	2,447
Developed technologies	36,698	(12,870)	(3,432)	20,396
Trademarks and domain names	18,048	(3,939)	(543)	13,566
Cinema advertising slot rights	87,210	(61,314)	(4,115)	21,781
Others	7,406	(867)	(1,595)	4,944

Total	$180,329	$(89,745)	$(17,189)	$73,395

Intangible Assets, Future Amortization Expense

Amortization expense of intangible assets (in thousands)
2015	$31,598
2016	18,990
2017	6,532
2018	3,399
2019	2,989
Thereafter	4,768

Total expected amortization expense	$68,276